Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Revenues
An analysis of revenue is as follows:

	2019	2018	2017
	RMB million	RMB million	RMB million
Revenue from contracts with customers	120,796	115,210	102,436
Revenue from other sources
Rental income	190	68	39

	120,986	115,278	102,475

Revenue from contracts with customers

(i)	Disaggregated revenue information
For the year ended December 31, 2019

	Airline
	transportation	Other
Segments	operations	operations	Total
	RMB million	RMB million	RMB million
Type of goods or services
Traffic revenues
- Passenger	110,416	—	110,416
- Cargo and mail	3,826	—	3,826
Tour operations income	—	878	878
Ground service income	1,180	—	1,180
Commission income	2,485	—	2,485
Others	1,269	742	2,011

Total revenue from contracts with customers	119,176	1,620	120,796

Geographical markets
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan)	78,248	1,620	79,868
International	37,082	—	37,082
Regional (Hong Kong, Macau and Taiwan)	3,846	—	3,846

Total revenue from contracts with customers	119,176	1,620	120,796

For the year ended December 31, 2018

	Airline
	transportation	Other
Segments	operations	operations	Total
	RMB million	RMB million	RMB million
Type of goods or services
Traffic revenues
- Passenger	104,309	—	104,309
- Cargo and mail	3,627	—	3,627
Tour operations income	—	2,173	2,173
Ground service income	1,055	—	1,055
Commission income	2,199	—	2,199
Others	1,368	529	1,897

Total revenue from contracts with customers	112,508	2,702	115,210

Geographical markets
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan)	73,747	2,702	76,449
International	34,744	—	34,744
Regional (Hong Kong, Macau and Taiwan)	4,017	—	4,017

Total revenue from contracts with customers	112,508	2,702	115,210

Set out below is the reconciliation of the revenue from contracts with customers to the amounts disclosed in the segment information:
For the year ended December 31, 2019

Segments	Airline transportation operations RMB million	Other operations RMB million	Total RMB million
Revenue from contracts with customers
External customers	119,176	1,620	120,796
Intersegment sales	—	2,052	2,052

Intersegment adjustment and eliminations	—	(2,052)	(2,052)

Total revenue from contracts with customers	119,176	1,620	120,796

For the year ended December 31, 2018

Segments	Airline transportation operations RMB million	Other operations RMB million	Total RMB million
Revenue from contracts with customers
External customers	112,508	2,702	115,210
Intersegment sales	—	1,425	1,425

Intersegment adjustment and eliminations	—	(1,425)	(1,425)

Total revenue from contracts with customers	112,508	2,702	115,210

Schedule of Revenue Recognized in Current Reporting Period that were Included in Contract Liabilities
The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period:

	2019 RMB million	2018 RMB million
Revenue recognized that was included in contract liabilities at the beginning of the year:
Passenger transportation services	7,216	6,218

Summary of Contract Liabilities Activity
The table below presents the movements of the contract liabilities for frequent flyer program.

	2019 RMB million	2018 RMB million
At January 1	2,286	1,994
Deferred during the year	1,613	1,519
Recognized as revenue during the year	(1,654)	(1,227)

At December 31	2,245	2,286
Less: the related pending output value added tax therein	188	240

	2,057	2,046